Directors' and prescribed officers' remuneration - Non-executive director fees (Details) - ZAR (R) R in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Total	R 199,150	R 243,240	R 232,383
Non-executive directors
Disclosure of transactions between related parties [line items]
Directors fees	15,512
Committee fees	8,165
Expense allowance	56
Total	23,733	19,044	16,290
Timothy Cumming
Disclosure of transactions between related parties [line items]
Directors fees	1,081
Committee fees	1,140
Expense allowance	8
Total	2,229	1,909	1,795
Savannah Danson
Disclosure of transactions between related parties [line items]
Directors fees	1,081
Committee fees	981
Expense allowance	0
Total	2,062	1,680	1,609
Barry Davison
Disclosure of transactions between related parties [line items]
Directors fees	0
Committee fees	0
Expense allowance	0
Total	0	0	666
Harry Kenyon-Slaney
Disclosure of transactions between related parties [line items]
Directors fees	1,243
Committee fees	1,102
Expense allowance	24
Total	2,369	2,114	1,699
Richard Menell
Disclosure of transactions between related parties [line items]
Directors fees	2,194
Committee fees	525
Expense allowance	0
Total	2,719	2,114	1,831
Sello Moloko
Disclosure of transactions between related parties [line items]
Directors fees	0
Committee fees	0
Expense allowance	0
Total	0	0	1,407
Nkosemntu Nika
Disclosure of transactions between related parties [line items]
Directors fees	1,081
Committee fees	661
Expense allowance	0
Total	1,742	1,708	1,609
Keith Rayner
Disclosure of transactions between related parties [line items]
Directors fees	1,081
Committee fees	1,304
Expense allowance	0
Total	2,385	1,864	1,881
Susan van der Merwe
Disclosure of transactions between related parties [line items]
Directors fees	1,081
Committee fees	661
Expense allowance	0
Total	1,742	1,716	1,609
Jeremiah Vilakazi
Disclosure of transactions between related parties [line items]
Directors fees	1,081
Committee fees	714
Expense allowance	0
Total	1,795	1,422	1,362
Vincent Maphai
Disclosure of transactions between related parties [line items]
Directors fees	3,265
Committee fees	0
Expense allowance	0
Total	3,265	2,756	822
Elaine Dorward-King
Disclosure of transactions between related parties [line items]
Directors fees	1,243
Committee fees	351
Expense allowance	24
Total	1,618	1,107	0
Sindiswa Zilwa
Disclosure of transactions between related parties [line items]
Directors fees	1,081
Committee fees	726
Expense allowance	0
Total	1,807	0	0
Wang Bin
Disclosure of transactions between related parties [line items]
Directors fees	0
Committee fees	0
Expense allowance	0
Total	0	327	0
Lu Jiongjie
Disclosure of transactions between related parties [line items]
Directors fees	0
Committee fees	0
Expense allowance	0
Total	R 0	R 327	R 0